Geographic Areas (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales	$ 7,298	$ 7,712	$ 7,686	$ 7,578	$ 7,719	$ 8,137	$ 8,134	$ 7,831	$ 30,274	$ 31,821	$ 30,871
Operating Income (Loss)									6,946	7,135	6,666
Property, Plant and Equipment - net	8,515				8,489				8,515	8,489
China/Hong Kong
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									2,945
Property, Plant and Equipment - net	584								$ 584
Percent of consolidated worldwide sales									10.00%
Geographic Area | United States
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									$ 12,049	11,714	11,151
Operating Income (Loss)									2,647	2,540	2,210
Property, Plant and Equipment - net	4,838				4,619				4,838	4,619
Geographic Area | Asia Pacific
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									9,041	9,418	9,047
Operating Income (Loss)									2,580	2,487	2,386
Property, Plant and Equipment - net	1,647				1,798				1,647	1,798
Geographic Area | Europe, Middle East and Africa
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									6,228	7,198	7,085
Operating Income (Loss)									1,017	1,234	1,168
Property, Plant and Equipment - net	1,531				1,502				1,531	1,502
Geographic Area | Latin America and Canada
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									2,982	3,504	3,611
Operating Income (Loss)									706	867	908
Property, Plant and Equipment - net	$ 499				$ 570				499	570
Other Unallocated
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									(26)	(13)	(23)
Operating Income (Loss)									$ (4)	$ 7	$ (6)